Condensed Financial Information of the Parent Company (Unaudited) (Details)			1 Months Ended		6 Months Ended
	Mar. 28, 2024 $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Apr. 29, 2022 USD ($) $ / shares shares	Dec. 31, 2020 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Nov. 20, 2023 ¥ / shares	Sep. 30, 2023 USD ($) $ / shares shares
Condensed Financial Information of the Parent Company [Line Items]
Preferred stock, shares authorized					1,000,000			1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001			$ 0.0001
Initial public offering	2,000,000
Price per share (in Dollars per share) | $ / shares		$ 0.35
Issuance of ordinary share		2,800,000
Purchase price per share (in Dollars per share) | (per share)	$ 0.0001						¥ 2.6
Proceeds private placement of ordinary shares (in Dollars) | $		$ 980,000			$ 980,000
Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Preferred stock, shares authorized					1,000,000			1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001			$ 0.0001
c					16,806,250
Total number of ordinary shares outstanding					16,806,250
Ordinary share surrender				27,175,000
Gross proceeds (in Dollars) | $			$ 15,525,000
Additional paid-in capital (in Dollars) | $			$ 12,408,634
Issuance of ordinary share		2,800,000
Proceeds private placement of ordinary shares (in Dollars) | $		$ 980,000
issuance price per share (in Dollars per share) | $ / shares	$ 0.0001
Parent [Member] | Mr. Xiaohong Yin [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage					6.50%
Parent [Member] | Maximum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Total number of ordinary shares outstanding				37,300,000
Parent [Member] | Minimum [Member]
Condensed Financial Information of the Parent Company [Line Items]
Total number of ordinary shares outstanding				10,125,000
Class A Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Common stock, share issued					4,991,000,000			4,991,000,000
Ordinary share, par value (in Dollars per share) | $ / shares					$ 0.0001			$ 0.0001
Ordinary share, share issued					14,806,250			14,006,250
Par value after deduction (in Dollars) | $					$ 1,481			$ 1,401
Class A Ordinary Shares [Member] | Mr. Tao Ling [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage					12.89%
Class A Ordinary Shares [Member] | Common Stock [Member]
Condensed Financial Information of the Parent Company [Line Items]
Common stock, share issued					4,991,000,000
Class A Ordinary Shares [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Common stock, share issued					4,991,000,000			4,991,000,000
Ordinary share, par value (in Dollars per share) | $ / shares					$ 0.0001			$ 0.0001
Ordinary share, share issued					14,806,250			14,006,250
Par value after deduction (in Dollars) | $					$ 1,481			$ 1,401
Class A Ordinary Shares [Member] | Parent [Member] | Mr. Tao Ling [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage					12.89%
Class B Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line Items]
Common stock, share issued					8,000,000			8,000,000
Ordinary share, par value (in Dollars per share) | $ / shares					$ 0.0001			$ 0.0001
Ordinary share, share issued					2,000,000			0
Par value after deduction (in Dollars) | $					$ 200
Class B Ordinary Shares [Member] | Mr. Tao Ling [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage					100.00%
Class B Ordinary Shares [Member] | Common Stock [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, share issued					8,000,000
Class B Ordinary Shares [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Common stock, share issued					8,000,000			8,000,000
Ordinary share, par value (in Dollars per share) | $ / shares					$ 0.0001			$ 0.0001
Ordinary share, share issued					2,000,000			0
Par value after deduction (in Dollars) | $					$ 200
Shares issued	2,000,000
Class B Ordinary Shares [Member] | Parent [Member] | Mr. Xiaohong Yin [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ownership percentage					100.00%
Class B Ordinary Shares [Member] | Mr. Tao Ling [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, share issued					2,000,000
Initial Public Offering [Member]
Condensed Financial Information of the Parent Company [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 4
Par value after deduction (in Dollars) | $			$ 388
Initial Public Offering [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary share, share issued			506,250
Initial public offering			3,881,250
Net proceeds (in Dollars) | $			$ 12,409,022
Private Placement [Member] | Parent [Member]
Condensed Financial Information of the Parent Company [Line Items]
Purchase price per share (in Dollars per share) | $ / shares		$ 0.35